Mar. 25, 2022
Portfolio Optimization Aggressive-Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Convertible Securities Risk and Inflation-Indexed Debt Securities Risk are removed, and Communications Sector Risk is added after Technology Sector Risk.

●	Communications Sector Risk: Companies in the communications sector may be significantly impacted by rapid changes in technology, intense competitive pressures such as pricing and cost competition, substantial government regulation, cybersecurity risks, and changes in consumer preferences.